Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of maturity analysis of operating lease payments receivable
The maturity analysis of operating lease payments receivable from the buildings and machinery and equipment is as follows:

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Year 1	$149.1	$18.0
Year 2	17.0	—

	$166.1	$18.0

Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2019	$4,011.4	$418,151.7	$2,728,760.2	$48,382.2	$172,911.0	$3,372,216.5
Additions	—	21,448.5	179,798.4	7,415.0	355,621.1	564,283.0
Disposals or retirements	—	(159.0)	(17,381.6)	(1,043.3)	—	(18,583.9)
Transfers from right-of-use assets	—	—	619.8	—	—	619.8
Effect of disposal of subsidiary	—	—	—	(0.5)	—	(0.5)
Effect of exchange rate changes	(19.6)	(1,366.2)	(5,173.8)	(142.0)	(237.0)	(6,938.6)

Balance at December 31, 2019	$3,991.8	$438,075.0	$2,886,623.0	$54,611.4	$528,295.1	$3,911,596.3

Accumulated depreciation and impairment

Balance at January 1, 2019	$550.6	$217,899.2	$2,049,279.0	$32,525.1	$—	$2,300,253.9
Additions	1.6	26,026.6	246,724.2	6,012.5	—	278,764.9
Disposals or retirements	—	(144.4)	(12,880.8)	(1,042.1)	—	(14,067.3)
Transfers from right-of-use assets	—	—	20.7	—	—	20.7
Reversal of impairment	—	—	(301.4)	—	—	(301.4)
Effect of disposal of subsidiary	—	—	—	(0.5)	—	(0.5)
Effect of exchange rate changes	(13.5)	(722.1)	(4,575.7)	(76.6)	—	(5,387.9)

Balance at December 31, 2019	$538.7	$243,059.3	$2,278,266.0	$37,418.4	$—	$2,559,282.4

Carrying amounts at December 31, 2019	$3,453.1	$195,015.7	$608,357.0	$17,193.0	$528,295.1	$1,352,313.9

Cost

Balance at January 1, 2020	$3,991.8	$438,075.0	$2,886,623.0	$54,611.4	$528,295.1	$3,911,596.3
Additions (deductions)	—	84,882.5	729,943.3	15,112.9	(304,218.0)	525,720.7
Disposals or retirements	—	(41.5)	(6,397.3)	(734.1)	—	(7,172.9)
Transfers from assets subject to operating leases	—	23.1	—	—	—	23.1
Transfers to assets subject to operating leases	—	—	(1,199.0)	—	—	(1,199.0)
Effect of exchange rate changes	(49.2)	(491.7)	(1,964.3)	(127.5)	(111.7)	(2,744.4)

Balance at December 31, 2020	$3,942.6	$522,447.4	$3,607,005.7	$68,862.7	$223,965.4	$4,426,223.8

Accumulated depreciation and impairment

Balance at January 1, 2020	$538.7	$243,059.3	$2,278,266.0	$37,418.4	$—	$2,559,282.4
Additions	1.5	29,209.1	285,393.6	7,216.9	—	321,821.1
Disposals or retirements	—	(27.9)	(6,012.9)	(732.4)	—	(6,773.2)
Transfers from assets subject to operating leases	—	8.2	—	—	—	8.2
Transfers to assets subject to operating leases	—	—	(202.6)	—	—	(202.6)
Impairment	—	—	10.2	—	—	10.2
Effect of exchange rate changes	(34.1)	(449.2)	(1,924.3)	(100.6)	—	(2,508.2)

Balance at December 31, 2020	$506.1	$271,799.5	$2,555,530.0	$43,802.3	$—	$2,871,637.9

Carrying amounts at December 31, 2020	$3,436.5	$250,647.9	$1,051,475.7	$25,060.4	$223,965.4	$1,554,585.9

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2021	$3,942.6	$522,447.4	$3,607,005.7	$68,862.7	$223,965.4	$4,426,223.8
Additions	2,587.2	53,971.3	401,659.0	7,643.0	369,545.8	835,406.3
Disposals or retirements	—	(41.1)	(26,192.2)	(333.4)	—	(26,566.7)
Transfers from assets subject to operating leases	—	35.5	1,443.6	—	—	1,479.1
Transfers to assets subject to operating leases	—	—	(244.6)	—	—	(244.6)
Effect of exchange rate changes	(41.6)	184.7	1,077.7	(18.1)	(355.5)	847.2

Balance at December 31, 2021	$6,488.2	$576,597.8	$3,984,749.2	$76,154.2	$593,155.7	$5,237,145.1

Accumulated depreciation and impairment

Balance at January 1, 2021	$506.1	$271,799.5	$2,555,530.0	$43,802.3	$—	$2,871,637.9
Additions	1.3	34,331.6	368,777.7	8,373.3	—	411,483.9
Disposals or retirements	—	(36.5)	(22,230.1)	(332.6)	—	(22,599.2)
Transfers from assets subject to operating leases	—	15.1	436.8	—	—	451.9
Transfers to assets subject to operating leases	—	—	(68.3)	—	—	(68.3)
Impairment	—	—	274.4	—	—	274.4
Effect of exchange rate changes	(7.6)	55.6	818.9	(16.4)	—	850.5

Balance at December 31, 2021	$499.8	$306,165.3	$2,903,539.4	$51,826.6	$—	$3,262,031.1

Carrying amounts at December 31, 2021	$5,988.4	$270,432.5	$1,081,209.8	$24,327.6	$593,155.7	$1,975,114.0

Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	Buildings	Machinery and Equipment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2019	$562.6	$—	$562.6

Balance at December 31, 2019	$562.6	$—	$562.6

Accumulated depreciation

Balance at January 1, 2019	$474.9	$—	$474.9
Additions	24.2	—	24.2

Balance at December 31, 2019	$499.1	$—	$499.1

Carrying amounts at December 31, 2019	$63.5	$—	$63.5

Cost

Balance at January 1, 2020	$562.6	$—	$562.6
Disposals or retirements	(311.9)	—	(311.9)
Transfers to assets used by the Company	(23.1)	—	(23.1)
Transfers from assets used by the Company	—	1,199.0	1,199.0

Balance at December 31, 2020	$227.6	$1,199.0	$1,426.6

Accumulated depreciation

Balance at January 1, 2020	$499.1	$—	$499.1
Additions	16.3	19.4	35.7
Disposals or retirements	(305.8)	—	(305.8)
Transfers to assets used by the Company	(8.2)	—	(8.2)
Transfers from assets used by the Company	—	202.6	202.6

Balance at December 31, 2020	$201.4	$222.0	$423.4

Carrying amounts at December 31, 2020	$26.2	$977.0	$1,003.2

Cost

Balance at January 1, 2021	$227.6	$1,199.0	$1,426.6
Transfers to assets used by the Company	(35.5)	(1,443.6)	(1,479.1)
Transfers from assets used by the Company	—	244.6	244.6

Balance at December 31, 2021	$192.1	$—	$192.1

Accumulated depreciation

Balance at January 1, 2021	$201.4	$222.0	$423.4
Additions	1.1	146.5	147.6
Transfers to assets used by the Company	(15.1)	(436.8)	(451.9)
Transfers from assets used by the Company	—	68.3	68.3

Balance at December 31, 2021	$187.4	$—	$187.4

Carrying amounts at December 31, 2021	$4.7	$—	$4.7

Property plant and equipment including subject and not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property, Plant and Equipment

	December 31, 2019	December 31, 2020	December 31, 2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Assets used by the Company	$1,352,313.9	$1,554,585.9	$1,975,114.0
Assets subject to operating leases	63.5	1,003.2	4.7

	$1,352,377.4	$1,555,589.1	$1,975,118.7